Summary of significant accounting policies - Business combinations and goodwill - Reconciliation of carrying amount of goodwilll (Details) (Imported) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Goodwill
Goodwill at beginning of period	$ 1,501
Goodwill at end of period	48,714
Cost
Goodwill
Goodwill at beginning of period	1,501
Acquisition through business combination	47,408
Translation reserve	(195)
Goodwill at end of period	$ 48,714